Expense Example - Relative Sentiment Tactical Allocation ETF - Relative Sentiment Tactical Allocation ETF Class	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 954